Mineral Property Interests	12 Months Ended
Dec. 31, 2020
Mineral Property Interests
Mineral Property Interests
	Canada					USA
	British Columbia			Nunavut		Nevada
	New Polaris	Windfall Hills	Princeton	Hard Cash	Nigel	Fondaway Canyon	Corral Canyon	Other
	(Note 8(a)(i))	(Note 8(a)(ii))	(Note 8(a)(iv))	(Note 8(a)(v))	(Note 8(a)(v))	(Notes 8(b)(i))	(Note 8(b)(ii))	(Note 8(c))	Total

Acquisition Costs:

Balance, December 31, 2018	$3,888	$344	$-	$9	$2	$2,010	$23	$10	$6,286
Additions	18	-	20	21	3	-	-	-	62
Recovery	-	-	-	-	-	-	-	(3)	(3)
Foreign currency translation adjustment	8	17	-	1	-	102	1	-	129
Write off	-	-	-	-	-	-	-	(7)	(7)
Balance, December 31, 2019	3,914	361	20	31	5	2,112	24	-	6,467
Additions	9	-	8	-	-	-	-	-	17
Recoveries	-	-	(28)	-	-	(513)	-	-	(541)
Foreign currency translation adjustment	4	7	-	1	-	42	1	-	55
Write off	-	-	-	(32)	(5)	-	-	-	(37)
Balance, December 31, 2020	3,927	368	-	-	-	1,641	25	-	5,961

Deferred Exploration Expenditures:

Balance, December 31, 2018	5,778	630	69	120	-	1,353	1	-	7,951
Additions, net of recoveries	133	8	116	211	-	159	501	-	1,128
Foreign currency translation adjustment	427	32	3	6	-	68	1	-	537
Balance, December 31, 2019	6,338	670	188	337	-	1,580	503	-	9,616
Additions	183	361	7	746	-	38	33	-	1,368
Recoveries	-	-	(200)	-	-	(81)	-	-	(281)
Foreign currency translation adjustment	162	15	5	7	-	36	21	-	246
Write off	-	-	-	(1,090)	-	-	-	-	(1,090)
Balance, December 31, 2020	6,683	1,046	-	-	-	1,573	557	-	9,859

Mineral property interests:
Balance, December 31, 2019	$10,252	$1,031	$208	$368	$5	$3,692	$527	$-	$16,083
Balance, December 31, 2020	10,610	1,414	-	-	-	3,214	582	-	15,820

(a)	Canada:

(i)	New Polaris (British Columbia):

The New Polaris property, which is located in the Atlin Mining Division, British Columbia, is 100% owned by the Company subject to a 15% net profit interest which may be reduced to a 10% net profit interest within one year of commercial production by issuing 150,000 common shares to Rembrandt Gold Mines Ltd. Acquisition costs at December 31, 2020 include a reclamation bond for $218,000 (2019 - $194,000).

(ii)	Windfall Hills (British Columbia):

In April 2013, the Company acquired 100% undivided interests in two adjacent gold properties (Uduk Lake and Dunn properties) located in British Columbia. The Uduk Lake properties are subject to a 1.5% NSR production royalty that can be purchased for CAD$1 million and another 3% NSR production royalty. The Dunn properties are subject to a 2% NSR royalty which can be reduced to 1% NSR royalty for $500,000.

(iii)	Princeton (British Columbia):

In December 2018 and then as amended in June 2019, the Company entered into a property option agreement jointly with Universal Copper Ltd. (formerly, Tasca Resources Ltd.) (“Universal”) and an individual whereby the Company has an option to earn a 75% interest in the Princeton property by: incurring exploration expenditures of CAD$490,000 over a two year period; issuing 375,000 common shares to Universal by December 1, 2019 (issued); paying CAD$25,000 cash to Universal by March 16, 2021; and granting a 1% NSR to Universal which can be acquired for CAD$1 million and honoring a 2% NSR to the individual of which 1% NSR can be acquired for CAD$1 million.

In October 2020, the Company assigned its interest in the property option agreement for the Princeton property to Damara Gold Corp. (“Damara”). Pursuant to the assignment, Damara will issue 9.9% of its outstanding common shares to the Company on closing of the assignment. Subject to the exercise of the option by December 31, 2021, the Company’s aggregate ownership in the capital of Damara shall increase to 19.9%. Damara shall incur exploration expenditures of CAD$300,000 by December 31, 2020.

(iv)	Hard Cash and Nigel (Nunavut):

In November 2018, the Company entered into a property option agreement with Silver Range Resources Ltd. (“Silver Range”) whereby the Company had an option to earn a 100% undivided interests in the Hard Cash and Nigel properties by paying CAD$150,000 in cash and issuing 1.5 million common shares to Silver Range over a four year period. Silver Range retains a 2% NSR of which a 1% NSR can be acquired for CAD$1 million. Silver Range shall also be entitled to receive $1 per silver (“Au”) oz of measured and indicated resource estimate and $1 per Au oz of proven or probable reserve estimate, payable in either cash or common shares of the Company at the Company’s election.

The Company terminated the property option agreement, and accordingly indicators of impairment existed leading to a test of recoverable amount which resulted in an impairment loss of $1.1 million. A value in use calculation is not applicable as the Company does not have any expected cash flows from the property option agreement at this stage. In estimating the fair value less costs of disposal, management did not have observable or unobservable input to estimate the recoverable amount greater than $nil. As this valuation technique requires management’s judgement and estimates of recoverable amount, it is classified as Level 3 of the fair value hierarchy.

(v)	Eskay Creek property (British Columbia):

In December 2017, the Company signed an agreement with Barrick Gold Inc (“Barrick”) and Skeena Resources Ltd. (“Skeena”) involving the Company’s 33.3% carried interest in certain mining claims adjacent to the past-producing Eskay Creek Gold mine located in northwest British Columbia, whereby the Company will retain its 33.33% carried interest. The Company and Barrick have respectively 33.33% and 66.67% interests in 6 claims and mining leases at Eskay Creek. Pursuant to an option agreement between Skeena and Barrick, Skeena has the right to earn Barrick’s 66.67% interest in the property which right had been exercised in October 2020. The Company wrote off the property in 2005.

(b)	United States:

	(i)	Fondaway Canyon (Nevada):

On March 20, 2017, the Company closed the Membership Interest Purchase Agreement with AIM (the “Membership Agreement”) whereby the Company acquired 100% legal and beneficial interests in mineral properties located in Nevada, Idaho and Utah (USA) for a total cash purchase price of $2 million in cash and honouring pre-existing NSRs.

Certain of the mineral properties are subject to royalties. For the Fondaway Canyon project, it bears both a 3% NSR and a 2% NSR. The 3% NSR has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out. A balance of $425,000 with a fair value of $183,000 was outstanding upon the closing of the Membership Agreement and a remaining balance of $285,000 remains payable as at December 31, 2020 (2019 - $320,000). The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

On October 16, 2019, the Company signed a binding Letter Agreement with Getchell Gold Corp. (“Getchell”) which was later superseded by the Option Agreement for the Acquisition of Fondaway Canyon and Dixie Comstock Properties on January 3, 2020, whereby Getchell has an option for 4 years to acquire 100% of the Fondaway Canyon and Dixie Comstock properties located in Churchill County, Nevada (both subject to a 2% NSR) for $4 million in total compensation to the Company, comprised of $2 million in cash and $2 million in shares of Getchell. The option includes minimum annual work commitments of $1.45 million on the properties. Getchell must also honor the pre-existing NSR and advance royalty commitments related to the properties, and grant the Company a 2% NSR on the Fondaway Canyon and Dixie Comstock properties of which half (1%) can be bought for $1 million per property.

	(ii)	Corral Canyon (Nevada):

In 2018, the Company staked 92 mining claims in Nevada, USA.

	(iii)	Silver King (Nevada):

In October 2018, the Company entered into a property option agreement for its Silver King property with Brownstone Ventures (US) Inc. (“Brownstone”) whereby Brownstone has an option to earn a 100% undivided interest by paying $240,000 in cash over a 10 year period with early option exercise payment of $120,000. The Company will retain a 2% NSR of which a 1% NSR can be acquired by Brownstone for $1 million.

	(iv)	Lightning Tree (Idaho):

In early July 2020, the Company entered into a non-binding letter of intent for its Lightning Tree property located in Lemhi County, Idaho, with Ophir Gold Corp. (formerly, MinKap Resources Inc.) (“Ophir”), whereby Ophir shall acquire a 100% undivided interest in the property. On September 10, 2020, a definitive mineral property purchase agreement was executed. Over a three year period, Ophir shall pay to the Company a total of CAD$137,500 in cash over a three year period and issue 2.5 million common shares and 2.5 million warrants over a two year period, and shall incur aggregate exploration expenditures of at least $4 million over a three year period. If Ophir fails to incur the exploration expenditure, the property reverts back to the Company. The Company will retain a 2.5% NSR of which a 1% NSR can be acquired by Ophir for CAD$1 million. If Ophir fails to file a NI 43-101 compliant resource on the Lightning Tree property within three years, the property will revert back to the Company.

	(c)	Other:

In December 2018, the Company entered into a Memorandum of Understanding for an exploration and development project in South America whereby the Company paid $10,000 in 2018 and another $10,000 is payable as a success fee to close on an acceptable agreement for such project. In October 2019, the Company recovered $3,000 from its initial payment and wrote off the remaining balance of $7,000.

(d)	Expenditure options:

As at December 31, 2020, to maintain the Company’s interest and/or to fully exercise the options under various property agreements covering its properties, the Company must make payments as follows:

	Cash	Cash	Annual	Number of
	Payments	Payments	Payments	Shares
	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 8(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	150,000

Fondaway Canyon (Note 8(b)(i)):
Advance royalty payment for buyout of 3% net smelter return (1)	-	-	35	-
Buyout provision for net smelter return of 2% (2)	-	2,000	-	-

Windfall Hills (Note 8(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	-	500	-	-

Princeton (Note 8(a)(iv)) (3):
On or before:
March 16, 2021	25	-	-	-
Buyout provision for net smelter return of 1%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	1,000	-	-	-

	$3,025	$2,500	$35	150,000

_________

(1)	Advance royalty payments of 285,000 remain payable as at December 31, 2020 with annual payments of $35,000. Pursuant to the option agreement, Getchell will be obligated to pay the annual advance royalty (Note 8(b)(i)).

(2)	The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

(3)	In October 2020, the Company assigned its interest in the property option agreement for the Princeton property to Damara (Note 8(a)(iii)).

These amounts may be reduced in the future as the Company determines which mineral property interests to continue to explore and which to abandon.

(e)	Title to mineral property interests:

The Company has diligently investigated rights of ownership of all of its mineral property interests/concessions and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing. However, all properties and concessions may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.

(f)	Realization of assets:

The Company’s investment in and expenditures on its mineral property interests comprise a significant portion of the Company’s assets. Realization of the Company’s investment in these assets is dependent on establishing legal ownership of the mineral properties, on the attainment of successful commercial production or from the proceeds of their disposal. The recoverability of the amounts shown for mineral property interests is dependent upon the existence of reserves, the ability of the Company to obtain necessary financing to complete the development of the properties, and upon future profitable production or proceeds from the disposition thereof.

(g)	Environmental:

Environmental legislation is becoming increasingly stringent and costs and expenses of regulatory compliance are increasing. The impact of new and future environmental legislation of the Company’s operation may cause additional expenses and restrictions.

If the restrictions adversely affect the scope of exploration and development on the mineral properties, the potential for production on the property may be diminished or negated.

The Company is subject to the laws and regulations relating to environmental matters in all jurisdictions in which it operates, including provisions relating to property reclamation, discharge of hazardous materials and other matters. The Company may also be held liable should environmental problems be discovered that were caused by former owners and operators of its current properties and former properties in which it has previously had an interest. The Company is not aware of any existing environmental problems related to any of its current or former mineral property interests that may result in material liability to the Company.